SIDLEY AUSTIN LLP 787 SEVENTH AVENUE NEW YORK, NY 10019 +1 212 839 5300 +1 212 839 5599 FAX	BEIJING BOSTON BRUSSELS CENTURY CITY CHICAGO DALLAS GENEVA	HONG KONG HOUSTON LONDON LOS ANGELES MUNICH NEW YORK PALO ALTO	SAN FRANCISCO SHANGHAI SINGAPORE SYDNEY TOKYO WASHINGTON, D.C.

FOUNDED 1866

August 1, 2016

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Attention: Division of Investment Management

Re:	Amendment No. 30 to the Registration Statement

on Form N-1A of Quantitative Master Series LLC (the “Master LLC”)

relating to Master Extended Market Index Series and Master Small Cap Index

Series (together, the “Series”)

Ladies and Gentlemen:

The Master LLC, on behalf of the Series, hereby files via EDGAR one electronically signed copy of Amendment No. 30 under the Investment Company Act of 1940, as amended (the “1940 Act”), to its registration statement on Form N-1A (the “Amendment”). It is proposed that the Amendment become effective on August 1, 2016.

The Amendment is being filed to reflect the termination of Master International Index Series as a series of the Master LLC and to make certain non-material changes which the Series deemed appropriate.

Please do not hesitate to contact me at (212) 839-8615 if you require additional information regarding the Master LLC’s registration statement.

Respectfully submitted,

/s/ Jesse C. Kean

Jesse C. Kean
cc:	Benjamin Archibald

John A. MacKinnon

Sidley Austin (NY) LLP is a Delaware limited liability partnership doing business as Sidley Austin LLP and practicing in affiliation with other Sidley Austin partnerships.